OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Work in progress	$ 54	$ 138
Prepayments and other assets	217	222
Assets held for sale	0	11
Total current	271	371
Non-current
Prepayments and other assets	272	256
Total non-current	$ 272	$ 256